TIAA-CREF Life Funds	Supplement

TIAA-CREF Life Funds

TIAA-CREF Life Balanced Fund
TIAA-CREF Life Growth & Income Fund

SUPPLEMENT NO. 1
dated November 8, 2022, to the Statutory Prospectus dated May 1, 2022

Effective November 8, 2022, Hans Erickson is no longer a portfolio manager of the TIAA-CREF Life Balanced Fund (the “Fund”). Therefore, all references to Mr. Erickson are hereby removed from the Fund’s portfolio management team disclosure in the Statutory Prospectus. John Cunniff and Steve Sedmak will continue to serve as members of the Fund’s portfolio management team.

Effective November 8, 2022, Susan Kempler is no longer a portfolio manager of the TIAA-CREF Life Growth & Income Fund (the “Fund”). Therefore, all references to Ms. Kempler are hereby removed from the Fund’s portfolio management team disclosure in the Statutory Prospectus.

Effective November 8, 2022, Valerie Grant and Evan Staples have been added to the portfolio management team of the TIAA-CREF Life Growth & Income Fund. Accordingly, the following hereby replaces in its entirety the header and the first sentence as well as the entry for the TIAA-CREF Life Growth & Income Fund in the sub-section entitled “Portfolio Manager” in the section entitled “Portfolio management” on page 17 of the Statutory Prospectus:

Portfolio Managers. The following persons are primarily responsible for the management of the Fund on a day-to-day basis:

Name:	Valerie Grant, CFA	Evan Staples, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2022	since 2022

Effective immediately, as a result of the portfolio management team changes described above, the following hereby replaces in its entirety the entry for the TIAA-CREF Life Growth & Income Fund in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” on page 120 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
GROWTH & INCOME FUND
Valerie Grant, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA–2022 to Present (portfolio management of large-cap core portfolios); AllianceBernstein–2006 to 2022 (portfolio management and equity research for large-cap core portfolios)	2022	2006	2022

Evan Staples, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA–2010 to Present (portfolio management of core and value-focused portfolios)	2010	2005	2022

A41347 (11/22)

TIAA-CREF Life Funds	Supplement

TIAA-CREF Life Funds

SUPPLEMENT NO. 2
dated November 8, 2022, to the Statement of Additional Information (“SAI”) dated May 1, 2022

Effective November 8, 2022, Hans Erickson is no longer a portfolio manager of the TIAA-CREF Life Balanced Fund (the “Fund”). Therefore, all references to Mr. Erickson are hereby removed from the Fund’s portfolio management team disclosure in the SAI. John Cunniff and Steve Sedmak will continue to serve as members of the Fund’s portfolio management team.

Effective November 8, 2022, Susan Kempler is no longer a portfolio manager of the TIAA-CREF Life Growth & Income Fund (the “Fund”). Therefore, all references to Ms. Kempler are hereby removed from the Fund’s portfolio management team disclosure in the Statutory Prospectus.

Effective November 8, 2022, Valerie Grant and Evan Staples have been added to the portfolio management team of the TIAA-CREF Life Growth & Income Fund. Accordingly, the following hereby replaces in its entirety the entry for the TIAA-CREF Life Growth & Income Fund and the entry for John Cunniff in the TIAA-CREF Life Balanced Fund in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” in the section entitled “Information about the Funds’ portfolio management” on page 51 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*†
Growth & Income Fund
Valerie Grant**	1	0	0	$4,741	$0	$0	$0
Evan Staples**	4	0	5	$9,428	$0	$141	$0
Balanced Fund
John Cunniff**	33	26	0	$168,427	$2,392	$0	$10,001–50,000

*	Includes notional amounts awarded in connection with long-term compensation awards described above.
†	Because shares of the Funds are sold only in offerings to insurance company separate accounts, portfolio managers cannot directly own shares in the Funds. In order to own shares in the Funds, a portfolio management team member would need to own a variable life insurance policy or variable annuity contract.
**	This information is as of September 30, 2022.

A41348 (11/22)